Guarantor And Non-Guarantor Financial Information	12 Months Ended
Sep. 26, 2015
Guarantor And Non-Guarantor Financial Information [Abstract]
Guarantor And Non-Guarantor Financial Information

15. Guarantor and Non-Guarantor Financial Information

Berry Plastics Corporation (“Issuer”) has notes outstanding which are fully, jointly, severally, and unconditionally guaranteed by substantially all of Berry’s domestic subsidiaries. Separate narrative information or financial statements of the guarantor subsidiaries have not been included because they are 100% owned by the parent company and the guarantor subsidiaries unconditionally guarantee such debt on a joint and several basis. A guarantee of a guarantor of the securities will terminate upon the following customary circumstances: the sale of the capital stock of such guarantor if such sale complies with the indenture, the designation of such guarantor as an unrestricted subsidiary, the defeasance or discharge of the indenture, as a result of the holders of certain other indebtedness foreclosing on a pledge of the shares of a guarantor subsidiary or if such guarantor no longer guarantees certain other indebtedness of the Issuer. The guarantees are also limited as necessary to prevent them from constituting a fraudulent conveyance under applicable law and guarantees guaranteeing subordinated debt are subordinated to certain other of the Company’s debts. Presented below is condensed consolidating financial information for the parent, issuer, guarantor subsidiaries and non-guarantor subsidiaries. Our Issuer and guarantor financial information includes all of our domestic operating subsidiaries, our non-guarantor subsidiaries include our foreign subsidiaries, and BP Parallel, LLC. BP Parallel, LLC is the entity that we established to buyback debt securities of Berry Plastics Group, Inc. and Berry Plastics Corporation. Berry Plastics Group, Inc. uses the equity method to account for its ownership in Berry Plastics Corporation in the Condensed Consolidating Supplemental Financial Statements. Berry Plastics Corporation uses the equity method to account for its ownership in the guarantor and non-guarantor subsidiaries. All consolidating entries are included in the eliminations column along with the elimination of intercompany balances.

Condensed Supplemental Consolidated Statements of Operations

	Fiscal 2015
	Parent	Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Total
Net sales	$—	$622	$3,807	$452	$—	$4,881
Cost of goods sold	—	526	3,128	358	—	4,012
Selling, general and administrative	—	64	244	49	—	357
Amortization of intangibles	—	8	75	8	—	91
Restructuring and impairment charges	—	—	13	—	—	13
Operating income	—	24	347	37	—	408
Debt extinguishment	—	94	—	—	—	94
Other expense (income), net	(3)	—	3	1	—	1
Interest expense, net	—	25	148	18	—	191
Equity in net income of subsidiaries	(119)	(210)	—	—	329	—
Income (loss) before income taxes	122	115	196	18	(329)	122
Income tax expense (benefit)	36	25	—	4	(29)	36
Consolidated net income (loss)	86	90	196	14	(300)	86
Net income (loss) attributable to non-controlling interests	—	—	—	—	—	—
Net income (loss) attributable to the Company	$86	$90	$196	$14	$(300)	$86
Currency translation	—	—	—	(45)	—	(45)
Interest rate hedges	—	(33)	—	—	—	(33)
Defined benefit pension and retiree benefit plans	—	(16)	—	—	—	(16)
Provision for income taxes related to other comprehensive income items	—	18	—	—	—	18
Comprehensive income (loss)	$86	$59	$196	$(31)	$(300)	$10

	Fiscal 2014
	Parent	Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Total
Net sales	$-	$638	$3,904	$416	$-	$4,958
Cost of goods sold	-	557	3,284	349	-	4,190
Selling, general and administrative	-	52	232	36	-	320
Amortization of intangibles	-	10	84	8	-	102
Restructuring and impairment charges	-	-	30	-	-	30
Operating income	-	19	274	23	-	316
Debt extinguishment	-	35	-	-	-	35
Other income, net	(3)	-	(4)	-	-	(7)
Interest expense, net	34	27	176	(97)	81	221
Equity in net income of subsidiaries	(98)	(218)	-	-	316	-
Income (loss) before income taxes	67	175	102	120	(397)	67
Income tax expense (benefit)	4	44	-	5	(49)	4
Consolidated net income (loss)	63	131	102	115	(348)	63
Net income (loss) attributable to non-controlling interests	1	-	-	-	-	1
Net income (loss) attributable to the Company	$62	$131	$102	$115	$(348)	$62
Currency translation	-	-	-	(16)	-	(16)
Interest rate hedges	-	(3)	-	-	-	(3)
Defined benefit pension and retiree benefit plans	-	(11)	-	-	-	(11)
Provision for income taxes related to other comprehensive income items	-	5	-	-	-	5
Comprehensive income (loss)	$62	$122	$102	$99	$(348)	$37

	Fiscal 2013
	Parent	Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Total
Net sales	$-	$571	$3,706	$370	$-	$4,647
Cost of sales	-	506	3,021	308	-	3,835
Selling, general and administrative expenses	-	58	314	40	-	412
Restructuring and impairment charges, net	-	1	13	-	-	14
Operating income (loss)	-	6	358	22	-	386
Other income	-	56	1	-	-	57
Interest expense, net	47	24	201	(120)	92	244
Equity in net income of subsidiaries	(132)	(297)	-	-	429	-
Net income (loss) before income taxes	85	223	156	142	(521)	85
Income tax expense (benefit)	28	80	-	2	(82)	28
Net income (loss)	$57	$143	$156	$140	$(439)	$57
Currency translation	-	-	-	(5)	-	(5)
Interest rate hedges	-	20	-	-	-	20
Defined benefit pension and retiree benefit plans	-	34	-	-	-	34
Provision for income taxes related to other comprehensive income items	-	(20)	-	-	-	(20)
Comprehensive income (loss)	$57	$177	$156	$135	$(439)	$86

Condensed Supplemental Consolidated Balance Sheet
As of fiscal year end 2015

	Parent	Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Total
Assets
Current assets:
Cash and cash equivalents	$-	$163	$-	$65	$-	$228
Accounts receivable, net	-	23	337	74	-	434
Intercompany receivable	329	2,963	-	83	(3,375)	-
Inventories	-	49	425	48	-	522
Deferred income taxes	162	-	-	-	-	162
Prepaid expenses and other current	-	22	5	10	-	37
Total current assets	491	3,220	767	280	(3,375)	1,383
Property, plant and equipment, net	-	79	1,111	104	-	1,294
Intangible assets, net	-	97	2,151	101	-	2,349
Investment in subsidiaries	75	1,456	-	-	(1,531)	-
Other assets	-	-	1	1	-	2
Total assets	$566	$4,852	$4,030	$486	$(4,906)	$5,028
Liabilities and equity
Current liabilities:
Accounts payable	$-	$28	$245	$57	$-	$330
Accrued expenses and other current liabilities	57	140	121	20	-	338
Intercompany payable	-	-	3,375	-	(3,375)	-
Current portion of long-term debt	-	37	-	-	-	37
Total current liabilities	57	205	3,741	77	(3,375)	705
Long-term debt, less current portion	-	3,647	-	1	-	3,648
Deferred income taxes	387	-	-	-	-	387
Other long-term liabilities	175	122	39	5	-	341
Total long-term liabilities	562	3,769	39	6	-	4,376
Total liabilities	619	3,974	3,780	83	(3,375)	5,081

Redeemable non-controlling interests	12	-	-	-	-	12
Other equity (deficit)	(65)	878	250	403	(1,531)	(65)
Total equity (deficit)	(65)	878	250	403	(1,531)	(65)
Total liabilities and equity (deficit)	$566	$4,852	$4,030	$486	$(4,906)	$5,028

Condensed Supplemental Consolidated Balance Sheet
As of fiscal year end 2014

	Parent	Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Total
Assets
Current assets:
Cash and cash equivalents	$-	$70	$15	$44	$-	$129
Accounts receivable, net of allowance	-	35	377	79	-	491
Intercompany receivable	319	3,343	-	87	(3,749)	-
Inventories	-	51	496	57	-	604
Deferred income taxes	166	-	-	-	-	166
Prepaid expenses and other current	-	15	13	14	-	42
Total current assets	485	3,514	901	281	(3,749)	1,432
Property, plant and equipment, net	-	84	1,162	118	-	1,364
Intangible assets, net	-	104	2,226	125	-	2,455
Investment in subsidiaries	69	1,237	-	-	(1,306)	-
Other assets	-	-	1	-	-	1
Total assets	$554	$4,939	$4,290	$524	$(5,055)	$5,252
Liabilities and equity
Current liabilities:
Accounts payable	$-	$31	$303	$61	$-	$395
Accrued and other current liabilities	35	127	132	20	-	314
Intercompany payable	-	-	3,749	-	(3,749)	-
Long-term debt-current portion	-	54	-	4	-	58
Total current liabilities	35	212	4,184	85	(3,749)	767
Long-term debt, less current portion	-	3,842	-	2	-	3,844
Deferred tax liabilities	386	-	-	-	-	386
Other long-term liabilities	234	76	42	4	-	356
Total long-term liabilities	620	3,918	42	6	-	4,586
Total liabilities	655	4,130	4,226	91	(3,749)	5,353

Redeemable non-controlling interests	13	-	-	-	-	13
Other equity (deficit)	(114)	809	64	433	(1,306)	(114)
Total equity (deficit)	(114)	809	64	433	(1,306)	(114)
Total liabilities and equity (deficit)	$554	$4,939	$4,290	$524	$(5,055)	$5,252

Condensed Supplemental Consolidated Statements of Cash Flows

	Fiscal 2015
	Parent	Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Total
Cash Flow from Operating Activities	$-	$60	$542	$34	$1	$637

Cash Flow from Investing Activities
Additions to property, plant, and equipment	-	(13)	(164)	(3)	-	(180)
Proceeds from sale of assets	-	-	18	-	-	18
Investment in Parent	-	-	-	-	-	-
(Contributions) distributions to/from subsidiaries	(18)	18	-	-	-	-
Intercompany advances (repayments)	-	368	-	-	(368)	-
Acquisition of business, net of cash acquired	-	-	(3)	-	-	(3)
Net cash from investing activities	(18)	373	(149)	(3)	(368)	(165)
Cash Flow from Financing Activities
Proceeds from long-term borrowings	-	693	-	-	-	693
Payment of tax receivable agreement	(39)	-	-	-	-	(39)
Proceed from issuance of common stock	18	-	-	-	-	18
Repayment of note receivable	-	-	-	-	-	-
Repayment of long-term borrowings	-	(947)	-	(4)	-	(951)
Changes in intercompany balances	39	-	(408)	2	367	-
Contribution from Parent	-	-	-	-	-	-
Debt financing costs	-	(86)	-	-	-	(86)
Net cash from financing activities	18	(340)	(408)	(2)	367	(365)
Effect of currency translation on cash	-	-	-	(8)	-	(8)
Net change in cash and cash equivalents	-	93	(15)	21	-	99
Cash and cash equivalents at beginning of period	-	70	15	44	-	129
Cash and cash equivalents at end of period	$-	$163	$-	$65	$-	$228

	Fiscal 2014
	Parent	Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Total
Cash Flow from Operating Activities	$-	$27	$473	$30	$-	$530

Cash Flow from Investing Activities
Additions to property, plant, and equipment	-	(6)	(200)	(9)	-	(215)
Proceeds from sale of assets	-	-	19	-	-	19
Investment in Parent	-	-	-	-	-	-
(Contributions) distributions to/from subsidiaries	723	(2)	-	721	(1,442)	-
Intercompany advances (repayments)	-	20	-	-	(20)	-
Investment in Issuer debt securities	-	-	-	-	-	-
Acquisition of business, net of cash acquired	-	-	(136)	(90)	-	(226)
Net cash from investing activities	723	12	(317)	622	(1,462)	(422)
Cash Flow from Financing Activities
Proceeds from long-term borrowings	-	1,627	-	-	-	1,627
Proceeds from initial public offering	-	-	-	-	-	-
Payment of tax receivable agreement	(32)	-	-	-	-	(32)
Proceed from issuance of common stock	17	-	-	-	-	17
Repayment of note receivable	-	-	-	-	-	-
Repayment of long-term borrowings	(740)	(1,668)	-	-	721	(1,687)
Changes in intercompany balances	32	-	(141)	89	20	-
Contribution from Parent	-	-	-	(721)	721	-
Debt financing costs	-	(44)	-	-	-	(44)
Net cash from financing activities	(723)	(85)	(141)	(632)	1,462	(119)
Effect of currency translation on cash	-	-	-	(2)	-	(2)
Net change in cash and cash equivalents	-	(46)	15	18	-	(13)
Cash and cash equivalents at beginning of period	-	116	-	26	-	142
Cash and cash equivalents at end of period	$-	$70	$15	$44	$-	$129

	Fiscal 2013
	Parent	Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Total
Cash Flow from Operating Activities	$-	$11	$417	$36	$-	$464

Cash Flow from Investing Activities
Additions to property, plant, and equipment	-	(7)	(218)	(14)	-	(239)
Proceeds from disposal of assets	-	1	17	-	-	18
Investment in Parent	-	-	-	(21)	21	-
(Contributions) distributions to/from subsidiaries	(462)	441	-	-	21	-
Intercompany advances (repayments)	-	210	-	-	(210)	-
Investment in Issuer debt securities	-	-	-	-	-	-
Acquisition of business net of cash acquired	-	-	(24)	-	-	(24)
Net cash from investing activities	(462)	645	(225)	(35)	(168)	(245)

Cash Flow from Financing Activities
Proceeds from long-term debt	-	1,391	-	-	-	1,391
IPO proceeds	438	-	-	-	-	438
Payment of TRA	(5)	(5)	-	-	5	(5)
Proceed from issuance of common stock	27	-	-	-	-	27
Repayment of note receivable	2	2	-	-	(2)	2
Repayment of long-term debt	-	(1,955)	-	(2)	(21)	(1,978)
Changes in intercompany balances	-	-	(192)	(15)	207	-

Contribution from Parent	-	-	-	21	(21)	-
Deferred financing costs	-	(39)	-	-	-	(39)
Net cash from financing activities	462	(606)	(192)	4	168	(164)
Net change in cash and cash equivalents	-	50	-	5	-	55
Cash and cash equivalents at beginning of period	-	66	-	21	-	87
Cash and cash equivalents at end of period	$-	$116	$-	$26	$-	$142